Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental payments are as follows for the year ending December 31, 2015:

Year ending	Future minimum rental payments
2015 (payment in arrears)	$27,938
2016	172,428
2017	46,707
2018	4,800
2019 & Thereafter	4,000